FINANCIAL INSTRUMENTS (Fair Value and Gross Unrealized Losses of the Company's Investments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	$ 157	[1]	$ 284
Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(6)	[1]	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			20
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			304
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses			(9)
Other than temporary impairment write-downs on investments still held	5		93
Cost method investments, aggregate cost	171		129
Cost method investments, reduction in cost basis due to impairment	16		10
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	105	[1]	244
Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(3)	[1]	(5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			13
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			257
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses			(6)
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	62	[1],[2]	217	[2]
Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(2)	[1],[2]	(4)	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			0	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			217	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses			(4)	[2]
Corporate Bonds - Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	43	[1]	27
Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(1)	[1]	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			13
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			40
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses			(2)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	52	[1]	40
Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(3)	[1]	(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			7
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			47
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses			$ (3)

[1]	Unrealized losses of 12 months or more were less than $1 million.
[2]	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.